INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 20,700,000
Loss carryforward beginning expiration date	expire in the year 2032
Uncertain tax positions	$ 0
State tax Liability	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%